Note 1 - Organization and Summary of Significant Accounting Policies (Details Textual) - USD ($)			1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
		May 24, 2018	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Nov. 06, 2018	May 23, 2018	Apr. 30, 2018
Accounts Receivable, Percentage of Amount Invoiced, Recognized as Revenue										100.00%
Accounts Receivable, Percentage of Amount Invoiced, Finance Charge Expense										2.00%
Accounts Receivable, Percentage of Amount Invoiced, Net Proceeds Received										98.00%
Weighted Average Number of Shares Outstanding, Diluted, Adjustment, Total (in shares)										0	0
Additional Paid in Capital, Total	[1]			$ 14,869,041						$ 14,869,041		$ 10,349,029
Stock Issued During Period, Shares, Acquisitions (in shares)			51,987,832
Net Income (Loss) Attributable to Parent, Total				(468,210)	$ (3,836,919)	$ (1,636,771)	$ 4,345,483	$ (1,225,354)	$ 939,927	(6,291,662)	$ 4,060,056
Working Capital Deficit				1,537,872						1,537,872		1,607,004
Retained Earnings (Accumulated Deficit), Total				(9,050,437)						(9,050,437)		$ (2,758,773)
Cash and Cash Equivalents, at Carrying Value, Total				$ 342,705						$ 342,705
Revision of Prior Period, Error Correction, Adjustment [Member]
Additional Paid in Capital, Total			$ (4,900,873)		$ (4,900,873)
Banner Midstream Corp. [Member]
Account Receivable, Percentage of Amount Invoiced, Within One Business Day				98.00%						98.00%		98.00%
Accounts Receivable, Percentage of Amount Invoiced, Recognized as Revenue												100.00%
Accounts Receivable, Percentage of Amount Invoiced, Finance Charge Expense												2.00%
Accounts Receivable, Percentage of Amount Invoiced, Net Proceeds Received												98.00%
Weighted Average Number of Shares Outstanding, Diluted, Adjustment, Total (in shares)												0	0
Additional Paid in Capital, Total	[1]											$ 10,349,029	$ 11,140,143
Net Income (Loss) Attributable to Parent, Total												4,806,042	(7,616,472)
Working Capital Deficit												1,607,004	5,496,522
Retained Earnings (Accumulated Deficit), Total												(2,758,773)	(7,564,815)
Cash and Cash Equivalents, at Carrying Value, Total												$ 99,452
Banner Midstream Corp. [Member] | Ecoark Holdings [Member]
Stock Issued During Period, Shares, Acquisitions (in shares)												51,987,832
Banner Midstream Corp. [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Additional Paid in Capital, Total												$ 8,777,545	6,614,217
Accrued Liabilities, Total													$ 3,487,284
Banner Midstream Corp. [Member] | Capstone Equipment Leasing LLC [Member]
Noncontrolling Interest, Ownership Percentage by Parent															100.00%
Banner Midstream Corp. [Member] | Pinnacle Frac [Member]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)		3,000,000
Pinnacle Frac [Member] | LAH and LSQL [Member]
Business Acquisition, Percentage of Voting Interests Acquired																100.00%
Pinnacle Frac [Member] | Triumph [Member]
Business Acquisition, Percentage of Voting Interests Acquired														100.00%

[1]	On September 7, 2022, Banner Midstream Corp merged with Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) in a reverse merger. Banner Midstream's parent, Ecoark Holdings, Inc., was issued 51,987,832 shares of Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) common stock in exchange for all the capital stock of Banner owned by Ecoark, which represents 100% of the issued and outstanding shares of Banner that were outstanding at the time of the reverse merger. The Company has reflected this transaction retroactively in these interim financial statements.